Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Net
Accounts receivable	$ 49,841	$ 56,928
Less: Allowance for credit losses	(3,347)	(3,275)	$ (2,884)	$ (2,489)
Accounts receivable, net	$ 46,494	$ 53,653